OTHER INCOME, GAINS or (LOSSES)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OTHER INCOME, GAINS or (LOSSES)

7 OTHER INCOME, GAINS or (LOSSES)

		Six Months Ended	Six Months Ended
	Notes	September 30, 2025	September 30, 2024
		USD	USD
		(Unaudited)	(Unaudited)
Fair value change
Preferred Shares	(a)	-	3,539,648
Convertible loan notes	(b)	-	(274,000)
Other interest income	(c)	211,438	-
Bank interest income		10,297	71
Subsidies from government authorities		38,223	12,806
Others		-	6
		259,958	3,278,531

(a)

In July 2021, the Group allotted 3,000 Preferred Shares to a shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the six months ended September 30, 2024.

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, the outstanding Preferred Shares were converted into Ordinary Shares. No Preferred Shares were outstanding as of March 31, 2025 and no fair value change was recognized for the six months ended September 30, 2025 accordingly.

(b)

The Group issued 8% convertible loan notes with an aggregate face value of $4,350,000. The Notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $274,000 for the six months ended September 30, 2024.

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, all the outstanding Notes were converted into Ordinary Shares. No Notes were outstanding as of March 31, 2025 and no fair value change was recognized for the six months ended September 30, 2025 accordingly.

(c)	Other interest income represents the interest earned from loans to Matter DK ApS and advances to Resulticks Group Companies Pte Ltd. For details of the loans and the advance, see note 12.3.